Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of cash and cash equivalents

	2018	2017
Cash at bank and on hand	197,544	118,358
Short-term bank deposits	76,091	150,837
	273,635	269,195